HIGHLAND FLOATING RATE ADVANTAGE FUND

                        Supplement Dated January 30, 2006
           To Class A, B and C Shares Prospectus Dated January 1, 2006

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         The following replaces the information under the heading "HOW TO BUY
SHARES--INSTRUCTIONS (BY EXCHANGE)," on page 27 of the prospectus:

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By exchange     In connection with each periodic repurchase offer of Highland
                Floating Rate Fund, shares of this Fund may be acquired through exchange of shares of the same class of Highland Floating Rate Fund. Also, shares of the RBB Money Market Fund (the "Money Market Fund") may be exchanged at any time for shares of this Fund. To exchange, please contact the Fund c/o the Transfer Agent, PFFC Inc. at the address noted below* or call (877) 665-1287.
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                                -----------------


         The following replaces the information under the heading "MULTIPLE SHARE CLASSES--CLASS A SHARES," on page 29 of the Highland Floating Rate Advantage Fund prospectus:

         CLASS A SHARES. For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the Distributor as follows:

AMOUNT PURCHASED                                           COMMISSION %
Less than $3 million                                           1.00
$3 million to less than $5 million                             0.80
$5 million to less than $25 million                            0.50
$25 million or more                                            0.25


         For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the Distributor on all purchases of less than $3 million.











                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

                      HIGHLAND FLOATING RATE ADVANTAGE FUND

                        Supplement Dated January 27, 2006
               To Class Z Shares Prospectus Dated January 1, 2006

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         The following replaces the information under the heading "HOW TO BUY
SHARES--INSTRUCTIONS (BY EXCHANGE)," on page 25 of the prospectus:

--------------------------------------------------------------------------------
By exchange      In connection with each periodic repurchase offer of Highland
                 Floating Rate Fund, shares of this Fund may be acquired through exchange of shares of the same class of Highland Floating Rate
                 Fund. Also, shares of the RBB Money Market Fund (the "Money
                 Market Fund") may be exchanged at any time for shares of this
                 Fund. To exchange, please contact the Fund c/o the Transfer
                 Agent, PFFC Inc. at the address noted below* or call (877)
                 665-1287.
--------------------------------------------------------------------------------












                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE